Mining interests - Schedule of Purchase Price Allocated to Assets and Liabilities (Details) - USD ($) $ in Thousands	Oct. 05, 2023	Sep. 20, 2022	Sep. 07, 2022
Gramalote Project
Disclosure of Asset Acquisition [Line Items]
Cash and cash equivalents	$ 1,606
Accounts receivable, prepaids and other	2,197
Value added and other tax receivables	8,567
Mining interests	25,568
Accounts payable and accrued liabilities	(1,317)
Lease liabilities	(111)
Current income and other taxes payable	(144)
Mine restoration provision	(1,675)
Identifiable assets acquired (liabilities assumed)	$ 34,691
Oklo Resources Limited
Disclosure of Asset Acquisition [Line Items]
Cash and cash equivalents			$ 1,415
Accounts receivable, prepaids and other			83
Accounts payable and accrued liabilities			(2,332)
Current income and other taxes payable		$ (2,000)	(2,355)
Identifiable assets acquired (liabilities assumed)			56,788
Dandoko Property, exploration | Oklo Resources Limited
Disclosure of Asset Acquisition [Line Items]
Mining interests			56,287
Other | Oklo Resources Limited
Disclosure of Asset Acquisition [Line Items]
Mining interests			$ 3,690